Schedule of revenue from external customers and expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenues
Revenue from external customers	$ 41,531	$ 58,377
Intersegment revenue
Total Revenue	41,531	58,377
Cost of goods sold	(31,020)	(46,698)
Gross profit	10,511	11,679
Operating expenses	(49,587)	(16,097)
Loss from operating activities	(39,076)	(4,418)
Interest income	607	321
Interest expense	(3,263)	(285)
Fair value change of derivatives	(1,340)	(137)
Fair value change of warrant liabilities	3,575
Fair value change of CVR	7,195
Loss on investments	(3,385)	(1,125)
Other income (expense)	351	5,013
Net loss before income taxes	(35,336)	(631)
Operating segments [member] | Development and EPC [member]
Revenues
Revenue from external customers	30,948	56,078
Intersegment revenue
Total Revenue	30,948	56,078
Cost of goods sold	(23,633)	(46,224)
Gross profit	7,315	9,854
Operating expenses	(671)	(1,122)
Loss from operating activities	6,644	8,732
Interest income
Interest expense
Fair value change of derivatives
Fair value change of warrant liabilities
Fair value change of CVR
Loss on investments
Other income (expense)
Operating segments [member] | IPP Production [member]
Revenues
Revenue from external customers	9,297	578
Intersegment revenue	17,585
Total Revenue	26,882	578
Cost of goods sold	(24,808)	(330)
Gross profit	2,074	248
Operating expenses	(32,751)	(4,197)
Loss from operating activities	(30,667)	(3,949)
Interest income	347
Interest expense	(3,263)	(285)
Fair value change of derivatives	(1,340)	(137)
Fair value change of warrant liabilities
Fair value change of CVR
Loss on investments
Other income (expense)	467	(106)
Operating segments [member] | Corporate and Other Activities [member]
Revenues
Revenue from external customers	1,286	1,721
Intersegment revenue
Total Revenue	1,286	1,721
Cost of goods sold	(164)	(144)
Gross profit	1,122	1,577
Operating expenses	(16,165)	(10,778)
Loss from operating activities	(15,043)	(9,201)
Interest income	260	321
Interest expense
Fair value change of derivatives
Fair value change of warrant liabilities	3,575
Fair value change of CVR	7,195
Loss on investments	(3,385)	(1,125)
Other income (expense)	(116)	5,119
Elimination of intersegment amounts [member] | Development and EPC [member]
Revenues
Revenue from external customers
Intersegment revenue	(17,585)
Total Revenue	(17,585)
Cost of goods sold	17,585
Gross profit
Operating expenses
Loss from operating activities
Interest income
Interest expense
Fair value change of derivatives
Fair value change of warrant liabilities
Fair value change of CVR
Loss on investments
Other income (expense)